EMPLOYEE INVESTMENT PLANS	12 Months Ended
Nov. 30, 2014
Disclosure Of Employee Investment Plans [Abstract]
EMPLOYEE INVESTMENT PLANS
NOTE 9:	EMPLOYEE INVESTMENT PLANS

The Company’s Employee Savings and Investment Plan (“ESIP”) is a qualified plan that covers eligible home office employees. The Company matches 125% of ESIP participant’s contributions to all funds maintained under the qualified plan up to the first 6.0% of eligible compensation. Total amounts charged to expense for the Company’s employee investment plans for the years ended November 30, 2014, November 24, 2013, and November 25, 2012, were $12.1 million, $12.2 million and $11.0 million, respectively.